UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $50,870 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BGC PARTNERS INC               CL A             05541T101       28    10000 SH       10000                       0        0    10000
BRISTOL MYERS SQUIBB CO        COM              110122108     3850   165578 SH       165578                      0        0   165578
CARMAX INC                     COM              143130102       95    12000 SH       12000                       0        0    12000
CENTEX CORP                    COM              152312104      346    32500 SH       32500                       0        0    32500
CIT GROUP INC                  COM              125581108      439    96742 SH       96742                    3573        0    93169
CROSS TIMBERS RTY TR           TR UNIT          22757R109      581    20865 SH       20865                       0        0    20865
DNP SELECT INCOME FD           COM              23325P104       63    10210 SH       10210                       0        0    10210
E TRADE FINANCIAL CORP         COM              269246104       46    40000 SH       40000                       0        0    40000
EXXON MOBIL CORP               COM              30231G102      292     3655 SH       3655                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3540   199445 SH       199445                   7000        0   192445
FIFTH THIRD BANCORP            COM              316773100      523    63310 SH       63310                    3000        0    60310
GENERAL DYNAMICS CORP          COM              369550108      754    13100 SH       13100                       0        0    13100
GENERAL ELECTRIC CO            COM              369604103     1140    70345 SH       70345                    1000        0    69345
GERON CORP                     COM              374163103     2371   507767 SH       507767                  55000        0   452767
HEALTHCARE RLTY TR             COM              421946104     1313    55933 SH       55933                       0        0    55933
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2273   141650 SH       141650                      0        0   141650
INTEL CORP                     COM              458140100     2667   181927 SH       181927                      0        0   181927
JOHNSON & JOHNSON              COM              478160104      239     4000 SH       4000                        0        0     4000
JPMORGAN & CHASE & CO          COM              46625H100      534    16946 SH       16946                       0        0    16946
M D C HLDGS INC                COM              552676108      273     9000 SH       9000                        0        0     9000
MACK CALI RLTY CORP            COM              554489104      316    12900 SH       12900                       0        0    12900
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      464    74720 SH       74720                    9500        0    65220
MOTOROLA INC                   COM              620076109      703   158700 SH       158700                  11000        0   147700
NEPHROS INC                    COM              640671103        2    15000 SH       15000                       0        0    15000
NEW YORK CMNTY BANCORP INC     COM              649445103      499    41761 SH       41761                       0        0    41761
NEWMONT MINING CORP            COM              651639106     2113    51917 SH       51917                       0        0    51917
O REILLY AUTOMOTIVE INC        COM              686091109      808    26300 SH       26300                       0        0    26300
PENN WEST ENERGY TR            TR UNIT          707885109      764    68668 SH       68668                       0        0    68668
PFIZER INC                     COM              717081103     1710    96583 SH       96583                       0        0    96583
PICO HLDGS INC                 COM NEW          693366205     2621    98600 SH       98600                       0        0    98600
POTASH CORP SASK INC           COM              73755L107      527     7200 SH       7200                      500        0     6700
REDWOOD TR INC                 COM              758075402      557    37345 SH       37345                       0        0    37345
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1763    56936 SH       56936                       0        0    56936
SATCON TECHNOLOGY CORP         COM              803893106      175   113100 SH       113100                  60000        0    53100
SENECA FOODS CORP NEW          CL A             817070501     4286   204985 SH       204985                  44500        0   160485
SENECA FOODS CORP NEW          CL B             817070105     2222    92595 SH       92595                    4149        0    88446
SMURFIT-STONE CONTAINER CORP   COM              832727101       29   112000 SH       112000                      0        0   112000
SONOSITE INC                   COM              83568G104     2460   128936 SH       128936                   6000        0   122936
SONY CORP                      ADR NEW          835699307     1969    90051 SH       90051                       0        0    90051
SUNCOR ENERGY INC              COM              867229106      214    11000 SH       11000                       0        0    11000
TESSERA TECHNOLOGIES INC       COM              88164L100     1009    84900 SH       84900                    3600        0    81300
VULCAN MATLS CO                COM              929160109     1482    21300 SH       21300                     400        0    20900
WAL MART STORES INC            COM              931142103     2810    50124 SH       50124                       0        0    50124